Commitments and contingencies	9 Months Ended
Sep. 30, 2020
Commitments and contingencies
Commitments and contingencies

27      Commitments and contingencies

Tax contingencies

The Group has contingent liabilities related to potential tax claims arising in the ordinary course of business.

As of September 30, 2020, there are ongoing tax audits in various countries. Some of these tax enquiries have resulted in re-assessments, whilst others are still at an early stage and no re-assessment has yet been raised. Management is required to make estimates and judgments about the ultimate outcome of these investigations or litigations in determining legal provisions. Final claims or court rulings may differ from management estimates.

As of September 30, 2020, the Group has accrued for net tax provisions (excluding Uncertainty over Income Tax reported within Income Tax payables in accordance with IFRC 23 interpretation) in the amount of EUR 28,583 thousand (2019: 25,840) as a result of the assessment of potential exposures due to uncertain non income tax positions as well as pending and resolved matters with the relevant tax authorities (Note 16).

In addition to the above tax risks, in common with other international groups, the conflict between the Group’s international operating model, the jurisdictional approach of tax authorities and some domestic tax requirements in relation to withholding tax and VAT compliance and recoverability rules, could lead to a further EUR 8,925 thousand in additional uncertainty on tax positions. The likelihood of future economic outflows with regard to these potential tax claims is however considered as only possible, but not probable. Accordingly, no provision for a liability has been made in these consolidated financial statements.

The Group may also be subject to other tax claims for which the risk of future economic outflows is currently evaluated to be remote

Legal Proceedings with shareholders

Since May 2019, several putative class action lawsuits have been filed against the company, certain of its management and supervisory board members, the underwriters of its IPO, and its U.S. representative in the U.S. District Court for the Southern District of New York and the New York County Supreme Court. The cases assert claims under federal securities laws based on alleged misstatements and omissions in connection with, and following, the company’s initial public offering.  On August 11, 2020, the parties reached an agreement to fully resolve all of the actions, subject to court approval.  Under the agreement, in which the defendants do not admit any liability or wrongdoing, the company will make a settlement payment of $5 million, $1 million of which will be funded by insurance coverage.  On October 9, 2020, the plaintiffs moved for preliminary court approval of the proposed settlements.